(12) Commitments and Contingencies: Data Subscriber Service Agreement: ScheduleOfDataSubscriberServiceAgreementPayment (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
ScheduleOfDataSubscriberServiceAgreementPayment
Fiscal Years	Amount
2013	$ 300,000
2014	300,000
2015	300,000
Thereafter	-
Total	$ 900,000